UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D.B. Zwirn & Co., L.P.
Address: 745 Fifth Avenue, 18th Floor

         New York, New York  10151

13F File Number:  28-11291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence Cutler
Title:     Officer
Phone:     (646) 720-9100

Signature, Place, and Date of Signing:

     Lawrence Cutler     New York, New York     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $648,420 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             PUT              003687950     4822   373500 SH  PUT  SOLE                   373500        0        0
AES CORP                       PUT              00130H955     1667   100000 SH  PUT  SOLE                   100000        0        0
AMERICAN TOWER CORP            PUT              029912951    29800   760000 SH  PUT  SOLE                   760000        0        0
AMERISOURCEBERGEN CORP         PUT              03073E955   135865  3315400 SH  PUT  SOLE                  3315400        0        0
AUTONATION INC                 PUT              05329W952     8780   586500 SH  PUT  SOLE                   586500        0        0
BASIC ENERGY SVCS INC NEW      COM              06985P100      534    24198 SH       SOLE                    24198        0        0
BEAR STEARNS COS INC           CALL             073902908     1695   161600 SH  CALL SOLE                   161600        0        0
CABLEVISION SYS CORP           PUT              12686C959     5315   248000 SH  PUT  SOLE                   248000        0        0
CEPHALON INC                   PUT              156708959    16100   250000 SH  PUT  SOLE                   250000        0        0
COMMUNITY BANKERS ACQUISITN    COM              20361R101     7247   963674 SH       SOLE                   963674        0        0
EASTMAN KODAK CO               PUT              277461959    11044   625000 SH  PUT  SOLE                   625000        0        0
ENERGY INFRASTRUCTURE ACQUI    COM              29269P109    20800  2090499 SH       SOLE                  2090499        0        0
ENTERRA ENERGY TR              TR UNIT          29381P102       25    13631 SH       SOLE                    13631        0        0
FOREST OIL CORP                PUT              346091955    63800  1303100 SH  PUT  SOLE                  1303100        0        0
GENERAL MTRS CORP              PUT              370442955    10066   528400 SH  PUT  SOLE                   528400        0        0
GEOPETRO RESOURCES CO          COM              37248H304      555   200526 SH       SOLE                   200526        0        0
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103    18603  3064718 SH       SOLE                  3064718        0        0
HARBOR ACQUISITION CORPORATI   COM              41145X107      677   115000 SH       SOLE                   115000        0        0
HD PARTNERS ACQUISITION CORP   COM              40415K100    18616  2341630 SH       SOLE                  2341630        0        0
JK ACQUISITION CORP            COM              47759H106     8374  1395685 SH       SOLE                  1395685        0        0
JOHNSON OUTDOORS INC           CL A             479167108     8159   477434 SH       SOLE                   477434        0        0
KANSAS CITY SOUTHERN           PUT              485170952     9089   226600 SH  PUT  SOLE                   226600        0        0
KB HOME                        PUT              48666K959    18548   750000 SH  PUT  SOLE                   750000        0        0
KRAFT FOODS INC                PUT              50075N954     8832   284800 SH  PUT  SOLE                   284800        0        0
LANCASTER COLONY CORP          COM              513847103     4080   102092 SH       SOLE                   102092        0        0
LEAR CORP                      PUT              521865955     3887   150000 SH  PUT  SOLE                   150000        0        0
MERIX CORP                     NOTE 4.000% 5/1  590049AB8      705  5250000 SH       SOLE                  5250000        0        0
MONOTYPE IMAGING HOLDINGS IN   COM              61022P100    11556   764800 SH       SOLE                   764800        0        0
NORTH AMERN INS LEADERS INC    COM              65687M104    21471  2724803 SH       SOLE                  2724803        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     5274   529484 SH       SOLE                   529484        0        0
RENAISSANCE ACQUISITION CORP   COM              75966C305     3033   539700 SH       SOLE                   539700        0        0
SAKS INC                       PUT              79377W958     3113   249600 SH  PUT  SOLE                   249600        0        0
SCHULMAN A INC                 COM              808194104     2451   119408 SH       SOLE                   119408        0        0
UNITED STATES STL CORP NEW     PUT              912909958   150582  1186900 SH  PUT  SOLE                  1186900        0        0
UNITED STATES STL CORP NEW     PUT              912909958    32162   253500 SH  PUT  SOLE                   253500        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1093    29978 SH       SOLE                    29978        0        0